                      SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C.  20549
                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Registration No.  33-2659
                  -------

Pre-Effective Amendment No.
                                      ----------

Post-Effective Amendment No.              19
                                      ----------



                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
1940 Act File No.  811-4556
                   --------

Amendment No.                             21
                                     -----------



                      (Check appropriate box or boxes.)

                             IDEX II SERIES FUND
--------------------------------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

                  201 Highland Avenue, Largo, Florida  34640
--------------------------------------------------------------------------------
             (Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code:   (813) 585-6565

        G. John Hurley, P.O. Box 5068, Clearwater, Florida  34618-5068
--------------------------------------------------------------------------------
                   (Name and Address of Agent for Service)

Approximate date of proposed public offering: It is proposed that this filing will become effective:

[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485.

[ ] 75 days after filing pursuant to paragraph (a) (2) of Rule 485.

[ ] On (date) pursuant to paragraph (a) (1) of Rule 485.


[ ] On (date) pursuant to paragraph (a) (2) of Rule 485.


[ ] Immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] On September 28, 1995 pursuant to paragraph (b) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

---------------------------
    Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2(a) and filed a Rule 24f-2 Notice on November 15, 1994 for the fiscal year ended September 30, 1994.

                                   SIGNATURES


       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Largo and State of Florida, on the 19th day of September, 1995.



                                        IDEX II Series Fund


                                        By: /s/ G. John Hurley
                                            -----------------------
                                             G. John Hurley
                                             President and
                                             Chief Executive Officer


       Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


/s/ John R. Kenney                       Chairman and Trustee                    September 19, 1995
----------------------------
John R. Kenney


/s/ G. John Hurley                       President and Trustee                   September 19, 1995
-----------------------------            (Principal Executive
G. John Hurley                            Officer)



/s/ Richard B. Franz II                  Treasurer and                           September 19, 1995
---------------------------              Principal Financial
Richard B. Franz II                      Officer



/s/ Christopher G. Roetzer               Assistant Vice President and            September 19, 1995
--------------------------               Principal Accounting
Christopher G. Roetzer                   Officer



/s/ Peter R. Brown *                     Trustee                                 September 19, 1995
----------------------------
Peter R. Brown *


/s/ James L. Churchill *                 Trustee                                 September 19, 1995
---------------------------
James L. Churchill *



/s/ Charles C. Harris *                  Trustee                                 September 19, 1995
---------------------------
Charles C. Harris


/s/ William W. Short, Jr. *              Trustee                                 September 19, 1995
----------------------------
William W. Short, Jr. *


/s/ Truman H. Sims *                     Trustee                                 September 19, 1995
---------------------------
Truman H. SIms *


/s/ Jack E. Zimmerman *                  Trustee                                 September 19, 1995
------------------------
Jack E. Zimmerman *





/s/ G. John Hurley
-----------------------------
*Signed by G. John Hurley
 Attorney in Fact

                                 EXHIBIT INDEX



         Exhibit No.              Description of Exhibit
         -----------              ----------------------
Exhibit 27           Financial Data Schedule (Exhibits 27.1 through 27.28)
                     For SEC use only.
